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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: June 30, 2001
   Check here if Amendment [ ]; Amendment Number:
                                                  --------------------------

                        This Amendment (Check only one.):
                        [_]   is a restatement.
                        [_]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Chatterjee Fund Management, L.P. (a)
Address:          888 Seventh Avenue
                  New York, NY 10106

Form 13F File Number:  28-7214

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Peter A. Hurwitz
Title:            Attorney-in-Fact
Phone:            212-333-9888

Signature, Place, and Date of Signing:

/S/ PETER A. HURWITZ
-----------------------------------------------------------------------
[Signature]

New York, New York
-----------------------------------------------------------------------
[City, State]

August 14, 2001
-----------------------------------------------------------------------
[Date]

(a) Dr. Purnendu Chatterjee is the sole general partner of Chatterjee Fund Management, L.P.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:

         0

Form 13F Information Table Entry Total:

         44

Form 13F Information Table Value Total:

         $ 103,545 (thousands)

List of Other Included Managers:

                    Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                    NONE



                                                    Chatterjee Fund Management
                                                    Form 13F Information Table
                                                    Quarter Ended June 30, 2001

------------------------------------------------------------------------------------------------------------------------------
                   Title of                    Value       Shares/         Put/  Investment    Other         Voting Authority
Name of Issuer     Class        CUSIP        (x $1000)     Prn Amt  Sh/Prn Call  Discretion    Managers     Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
ALLIANCE PHARM-
ACEUTICAL CORP     COM          018773101        170       80,100   SH           SOLE                       80,100
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
ANSWERTHINK
INC                COM          036916104        144       16,360   SH           SOLE                       16,300
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
APPLERA CORP       COM AP BIO   038020103      1,492       55,768   SH           SOLE                       55,768
                   GRO
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
APPLERA CORP       COM CE GEN   038020202     18,206      459,042   SH           SOLE                      459,042
                   GRP
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
ASPECT TELECOM-
MUNICATIONS CORP   COM          04523Q102      2,007      323,200   SH           SOLE                      323,200
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
BIOPURE CORP       CL A         09065H105        264       10,000   SH           SOLE                       10,000
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
BMC SOFTWARE
INC                COM          055921100      3,849      167,352   SH           SOLE                      167,352
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
COGNIZANT TECH-
NOLOGY SOLUTIONS   CL A         192446102      1,987       47,200   SH           SOLE                       47,200
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
CCC INFORMA-
TION SVCS
GROUP INC          COM          12487Q109     11,951    1,683,300   SH           SOLE                    1,683,300
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
COMMERCE ONE
INC DEL            COM          200693109        722      132,400   SH           SOLE                      132,400
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
COMPUTER ASSOC
INTL INC           COM          204912109      7,136      198,235   SH           SOLE                      198,235
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
COMPUWARE CORP     COM          205638109        680       50,000   SH           SOLE                       50,000
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
CRITICAL PATH
INC                COM          22674V100      3,066    2,812,875   SH           SOLE                    2,812,875
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
CRITICAL PATH
INC                SB NT CV     22674VAB6      2,162    9,200,000   PRN          SOLE                    9,200,000
                   5.75%05
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
DEUTSCHE
TELEKOM AG         SPONS ADR    251566105         43        1,904   SH           SOLE                        1,904
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
EXODUS COMMUNI-
CATIONS INC        COM          302088109         57       27,616   SH           SOLE                       27,616
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
GREY WOLF INC      COM          397888108      2,920      730,000   SH           SOLE                      730,000
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
HUMAN GENOME
SCIENCES INC       COM          444903108      1,200       20,000   SH           SOLE                       20,000
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
I2 TECHNOLO-
GIES INC           COM          465754109        572       29,000   SH           SOLE                       29,000
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
IKON OFFICE
SOLUTIONS
INC                COM          451713101      3,774      385,065   SH           SOLE                      385,065
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
ILLUMINET
HOLDINGS INC       COM          452334105      1,185       37,372   SH           SOLE                       37,372
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
INFOSPACE INC      COM          45678T102        278       72,141   SH           SOLE                       72,141
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
INFOUSA INC
NEW                COM          456818301      1,800      300,000   SH           SOLE                      300,000
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
INTERWOVEN
INC                COM          46114T102        859       48,022   SH           SOLE                       48,022
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
MPOWER COMMUN-
ICATIONS CORP      COM          62473J106        427      403,286   SH           SOLE                      403,286
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
MYRIAD GENE-
TICS INC           COM          62855J104      1,859       30,000   SH           SOLE                       30,000
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
PORTAL SOFT-
WARE INC           COM          736126103        200       50,000   SH           SOLE                       50,000
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
PRIMUS TELECOM-
MUNICATIONS GRP    COM          741929103        121      140,630   SH           SOLE                      140,630
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
PROMOTIONS
COM INC            COM          74341U106        104      281,667   SH           SOLE                      281,667
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
PSINET INC         COM          74437C101          5       60,000   SH           SOLE                       60,000
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
RCN CORP           COM          749361101        107       21,055   SH           SOLE                       21,055
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
REDBACK NET-
WORKS INC          COM          757209101        393       45,000   SH           SOLE                       45,000
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
SEEBEYOND TECH-
NOLOGIES CORP      COM          815704101        417       28,900   SH           SOLE                       28,900
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
SELECTICA INC      COM          816288104      5,304    1,245,140   SH           SOLE                    1,245,140
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
SENSORMATIC
ELECTRS CORP       COM          817265101      3,453      203,100   SH           SOLE                      203,100
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
SOFTWARE SPEC-
TRUM INC           COM          833960107        451       37,240   SH           SOLE                       37,240
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
SORRENTO NET-
WORKS CORP         COM          83586Q100        241       20,000   SH           SOLE                       20,000
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
SYBASE INC         COM          871130100     18,936    1,151,116   SH           SOLE                    1,151,116
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
SYCAMORE NET-
WORKS INC          COM          871206108        379       42,900   SH           SOLE                       42,900
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
TIBCO SOFT-
WARE INC           COM          88632Q103      1,381      101,200   SH           SOLE                      101,200
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
TRIPOS INC         COM          896928108      1,277       86,866   SH           SOLE                       86,866
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
VITRIA TECH-
NOLGY              COM          92849Q104        694      200,000   SH           SOLE                      200,000
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
WEBMETHODS INC     COM          94768C108      1,262       60,000   SH           SOLE                       60,000
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
WEBVAN GROUP
INC                COM          94845V103          8      100,000   SH           SOLE                      100,000
------------------------------------------------------------------------------------------------------------------------------
REPORT
SUMMARY: 44 DATA RECORDS                            103,545            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS
FILED
